BOSTON PARTNERS
                                 FAMILY OF FUNDS

                            BOSTON PARTNERS BOND FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                               Institutional Class


                        Supplement dated January 30, 2002
                      to Prospectus dated December 18, 2001

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.


         The Board of Directors of The RBB Fund, Inc. (the "Company") has approved the proposed liquidation and dissolution of the Boston Partners Bond Fund (the "Fund"). The proposed liquidation and dissolution will be submitted to a vote of shareholders of the Fund during the first quarter of 2002. If it is approved, the Fund will be dissolved and its assets distributed to shareholders.

         The Fund may invest substantially (and possibly exclusively) in money market securities and cash if the Fund's assets are reduced below a level at which the Adviser believes it can continue to manage a diversified fixed income portfolio. This could prevent the Fund from achieving its investment objective, and could reduce the Fund's return and adversely affect its performance during a bond market upswing.

         The Company will no longer accept requests to purchase shares of the Boston Partners Bond Fund.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS

                            BOSTON PARTNERS BOND FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                                 Investor Class


                        Supplement dated January 30, 2002
                      to Prospectus dated December 18, 2001

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.


         The Board of Directors of The RBB Fund, Inc. (the "Company") has approved the proposed liquidation and dissolution of the Boston Partners Bond Fund (the "Fund"). The proposed liquidation and dissolution will be submitted to a vote of shareholders of the Fund during the first quarter of 2002. If it is approved, the Fund will be dissolved and its assets distributed to shareholders.

         The Fund may invest substantially (and possibly exclusively) in money market securities and cash if the Fund's assets are reduced below a level at which the Adviser believes it can continue to manage a diversified fixed income portfolio. This could prevent the Fund from achieving its investment objective, and could reduce the Fund's return and adversely affect its performance during a bond market upswing.

         The Company will no longer accept requests to purchase shares of the Boston Partners Bond Fund.